Shareholder Report, Average Annual Return (Details)	11 Months Ended
May 31, 2026
Without Sales Load [Member] | C000259777
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
Without Sales Load [Member] | C000259779
Average Annual Return [Line Items]
Average Annual Return, Percent	25.03%
Without Sales Load [Member] | C000259778
Average Annual Return [Line Items]
Average Annual Return, Percent	25.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%